                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                              ----------------

Check here if Amendment [   ]; Amendment Number:
                                                --------------------
This Amendment:  (Check only one:):     [  ] is a restatement
                                        [  ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:     Michael Larson
          --------------
Address:  2365 Carillon Point
          -------------------
          Kirkland, Wa 98033
          ------------------

Form 13F File number: 28-05147
                     ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Michael Larson
          --------------
Title:    Reporting Manager
          -----------------
Phone:    (425) 889-7900
          --------------

Signature, Place, and Date of Signing

/s/ Michael Larson                   Kirkland, Washington          May 14, 2002
---------------------------          --------------------          ------------
             [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:

                  Form 13F File Number            Name

                  28-
                     --------------------         -------------------
                  [Repeat as necessary.]

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
Form 13F Information Table Entry Value:  *
Form 13F Information Table Value Total:  $*
                                         (thousands)

* PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name

         1        28-05149                  Cascade Investment, L.L.C.
         2        28-10098                  Bill & Melinda Gates Foundation
         [Repeat as necessary.]

------------------------------------------------------------------------------------------------------------------------------------
                                                  FORM 13F INFORMATION TABLE*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                          AMOUNT AND TYPE                         VOTING AUTHORITY
                                                                           OF SECURITY
------------------------------------------------------------------------------------------------------------------------------------
             NAME OF ISSUER   TITLE OF CLASS    CUSIP     VALUE (x$1000)  SHARES/PRN  SH/  INVESTMENT   OTHER    SOLE  SHARED  NONE
                                                                            AMOUNT    PRN  DISCRETION  MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES             COMMON STOCK  002824100      13,872.15       261,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
ALASKA AIR GROUP                COMMON STOCK  011659109      26,379.00       792,400  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
AVISTA CORP                     COMMON STOCK  05379B107      49,501.88     3,187,500  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS, INC.              COMMON STOCK  09688T106      26,497.29     2,047,704  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL-MYERS SQUIBB CO.        COMMON STOCK  110122108      13,136.50       325,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATIONAL RAILWAY CO.   COMMON STOCK  136375102     505,435.33    10,116,800  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
COX COMMUNICATIONS INC.         COMMON STOCK  224044107     500,310.00    13,500,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
ELI LILLY AND CO.               COMMON STOCK  532457108      14,186.22       186,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
EXTENDED STAY AMERICA, INC.     COMMON STOCK  30224P101      94,690.80     5,442,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
GREATER CHINA FUND              COMMON STOCK  39167B102       2,352.65       235,500  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                       COMMON STOCK  449295104      31,398.73     5,031,501  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
JARDINE FLEMING INDIA FUND      COMMON STOCK  471112102       1,466.98       178,900  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON               COMMON STOCK  478160104      31,864.70       490,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO.                     COMMON STOCK  589331107      78,020.19     1,359,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
MS INDIA INVESTMENT FUND INC.   COMMON STOCK  61745C105       4,747.71       476,200  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
OTTER TAIL POWER COMPANY        COMMON STOCK  689648103      43,215.86     1,399,500  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
NEXTEL PARTNERS INC.            COMMON STOCK  65333F107      54,358.86     9,022,906  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
PNM RESOURCES INC.              COMMON STOCK  69349H107      81,846.87     2,669,500  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
PAIN THERAPEUTICS INC.          COMMON STOCK  69562K100      19,120.00     2,000,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
PAN AMERICAN SILVER CORP        COMMON STOCK  697900108      28,588.00     5,105,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC.                     COMMON STOCK  717081103      41,548.00     1,040,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP.                 COMMON STOCK  71713U102       9,466.80       210,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SERVICES INC           COMMON STOCK  760759100     320,447.93    17,154,600  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
S&P DEPOSITARY RECEIPTS          UNIT SER 1   78462F103      57,285.00       500,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP.           COMMON STOCK  806605101       7,500.00       240,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
SCHNITZER STEEL INDS INC        COMMON STOCK  806882106      10,237.40       602,200  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
SEATTLE GENETICS INC.           COMMON STOCK  812578102      18,485.71     3,521,088  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
WASTE MANAGEMENT, INC.          COMMON STOCK  94106L109      29,579.00     1,100,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------
WYETH                           COMMON STOCK  983024100      14,708.25       225,000  SH       YES       N/A     YES
------------------------------------------------------------------------------------------------------------------------------------

*Pursuant to Rule 24b-2 of the Securities Exchange Act of 1934, confidential information has been omitted from this Form 13F and filed separately with the Securities and Exchange Commission.